OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
OTHER CURRENT LIABILITIES
Payable for purchase of property, plant and equipment	$ 116,661,198	$ 129,593,972
Other payables	42,716,151	33,142,811
Other current liabilities	$ 159,377,349	$ 162,736,783